S000048642 [Member] Expense Example - Sit Small Cap Dividend Growth Fund	Jun. 30, 2025 USD ($)
Sit Small Cap Dividend Growth Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 923
Expense Example, with Redemption, 3 Years	2,882
Expense Example, with Redemption, 5 Years	5,004
Expense Example, with Redemption, 10 Years	11,116
Sit Small Cap Dividend Growth Fund - Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	$ 1,404